< 		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2004

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ October 19, 2004

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co.             COM              013068101    11420   262650 SH       SOLE                   262650
Albertsons Inc.                COM              013104104      390    16300 SH       SOLE                    16300
Anadarko Petroleum             COM              032511107     9034   136140 SH       SOLE                   136140
British Petroleum              COM              055622104     1772    30800 SH       SOLE                    30800
Cintas Corp.                   COM              172908105    10897   259200 SH       SOLE                   259200
Consol Energy, Inc.            COM              20854P109     8353   239400 SH       SOLE                   239400
Fastenal Co.                   COM              311900104     8583   149010 SH       SOLE                   149010
Gardner Denver, Inc.           COM              365558105     9732   353000 SH       SOLE                   353000
Hathor Exploration             COM              419018106      120   656999 SH       SOLE                   656999
Health Mgmt. Assoc.            COM              421933102    12293   601700 SH       SOLE                   601700
Japan Small Cap. Fd            COM              47109U104     9327   841000 SH       SOLE                   841000
Jumbo Development              COM              48138P108      165   990000 SH       SOLE                   990000
Kerr-McGee Corp.               COM              492386107    11478   200496 SH       SOLE                   200496
Kit Resources                  COM              498020106      262  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    21016   579915 SH       SOLE                   579915
Mettler-Toledo Int'l           COM              592688105    14769   312772 SH       SOLE                   312772
Molex Inc. Cl A                COM              608554200     9866   375000 SH       SOLE                   375000
Newmont Mining Corp.           COM              651639106    11269   247500 SH       SOLE                   247500
Occidental Petroleum           COM              674599105    14203   253950 SH       SOLE                   253950
Robert Half Int'l              COM              770323103    15173   588800 SH       SOLE                   588800
St. Mary Land & Exp.           COM              792228108    29459   740000 SH       SOLE                   740000
Walgreen Co.                   COM              931422109    11340   316500 SH       SOLE                   316500
Waters Corporation             COM              941848103    16650   377549 SH       SOLE                   377549